Annual Fund Operating Expenses - Steward International Enhanced Index Fund	Aug. 28, 2021
Class A
Operating Expenses:
Management Fees	0.37%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.38%	[1]
Total Annual Fund Operating Expenses	1.00%
Class C
Operating Expenses:
Management Fees	0.37%
Distribution (Rule 12b-1) Fees	1.00%
Other Expenses	0.39%	[1]
Total Annual Fund Operating Expenses	1.76%
Class R6
Operating Expenses:
Management Fees	0.37%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	0.64%
Institutional Class
Operating Expenses:
Management Fees	0.37%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.39%	[1]
Total Annual Fund Operating Expenses	0.76%

[1]	"Other Expenses" for Class C are based on estimated amounts for the current fiscal year.